Bonds and Loans - Schedule of Composition of Debt Instruments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Borrowings [abstract]
Bonds	¥ 3,658,314	¥ 3,637,355
Short-term loans	256	285
Long-term loans	723,772	707,770
Total	4,382,341	4,345,410
Non-current	4,042,741	4,141,418
Current	¥ 339,600	¥ 203,993